Stock-Based Compensation	12 Months Ended
Mar. 31, 2011
Stock-Based Compensation

19. Stock-Based Compensation

The Company has a number of stock-based compensation plans as incentive plans for directors, executive officers, corporate auditors and selected employees.

Stock-option program

In fiscal 2002, the Company granted stock options with the vesting period of two years and the exercise period of 10 years from the grant date. Under this plan, the Company issued warrants to directors, executive officers and certain employees of the Company to purchase, in the aggregate, 300,900 shares of the Company’s common stock at an exercise price.

Since fiscal 2003, the Company has granted stock acquisition rights that have a vesting period between 1.67 and 1.92 years and an exercise period between 9.67 and 9.92 years. The acquisition rights were to purchase the Company’s common stock at an exercise price and were distributed to directors, executive officers, corporate auditors and certain employees of the Company, subsidiaries and capital tie-up companies such as affiliated companies. As for fiscal 2010 and 2011, the Company has not granted stock options.

A summary of information related to the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares Initially granted	Exercise price
			Yen	U.S. dollars
2003	From June 27, 2004 to June 26, 2012	453,300	¥7,206	$87
2004	From June 26, 2005 to June 25, 2013	516,000	6,991	84
2005	From June 24, 2006 to June 23, 2014	528,900	11,720	141
2006	From June 22, 2007 to June 21, 2015	477,400	18,903	227
2007	From June 21, 2008 to June 20, 2016	194,200	29,611	356
2008	From July 5, 2009 to June 22, 2017	144,980	31,009	373
2009	From July 18, 2010 to June 24, 2018	147,900	16,888	203

For the stock-option programs, the exercise prices, which are determined by a formula linked to the price of the Company’s common stock on the Tokyo Stock Exchange, are equal or greater than the fair market value of the Company’s common stock at the grant dates.

The following table summarizes information about the activity of these stock options for the year ended 2011:

	Number of shares	Weighted average exercise price (*)		Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	U.S. dollar	Years	Millions of yen	Millions of U.S. dollar
Outstanding at beginning of the year	1,370,380	¥18,261	$219.62
Exercised	(14,000)	7,146	85.94
Forfeited or expired	(134,020)	17,308	208.15

Outstanding at end of year	1,222,360	18,493	222.41	4.26	¥0	$0

Exercisable at end of year	1,222,360	¥18,493	$222.41	4.26	¥0	$0

*	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.

The Company received ¥245 million, ¥77 million and ¥98 million ($1 million) in cash from the exercise of stock options during fiscal 2009, 2010 and 2011, respectively.

The total intrinsic value of options exercised during fiscal 2009, 2010 and 2011 was ¥202 million, ¥6 million and ¥19 million ($0 million), respectively.

The fair value of each option was estimated on the date of grant under the following assumptions with the binominal option-pricing model. As for fiscal 2010 and 2011, the fair value of options was not estimated because no stock options were granted.

2009
Weighted-average grant-date fair value	¥5,630
Risk-free rate	0.60-1.52%
Expected volatility	46.00%
Expected dividend yield	1.73%

The Company recognized incremental stock-based compensation costs of its stock-option program in the amount of ¥1,370 million, ¥611 million and ¥142 million ($2 million) for fiscal 2009, 2010 and 2011, respectively. As of March 31, 2011, the total unrecognized compensation costs were nothing.

Stock compensation program

The Company maintains a stock compensation program, under which points are granted annually to directors, executive officers and group executives of the Company based upon the prescribed standards of the Company. Upon retirement, each of eligible directors, executive officers, and group executives effectively receives a certain number of the Company’s common shares which is calculated based on the accumulated number of points earned through retirement and applicable withholding tax effect. The Company’s common shares are provided either from the treasury stock or by issuing new shares as necessary. In fiscal 2011, the Company granted 38,700 points, and 8,975 points were settled for individuals who retired during fiscal 2011. Total points outstanding under the stock compensation program as of March 31, 2011 were 123,008 points.

During fiscal 2009, 2010 and 2011, the Company recognized incremental stock-based compensation costs of its stock compensation program in the amount of ¥356 million, ¥355 million and ¥255 million ($3 million), respectively.